Quarterly Holdings Report
for
Fidelity® SAI Sustainable Low Duration Bond Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SLO-NPRT3-0725
1.9904918.103
Asset-Backed Securities - 15.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.7%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	100,000	99,979
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	15,192	15,204
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	100,000	100,022
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	6,641	6,646
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	14,795	14,822
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	40,000	39,970
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	150,000	145,864
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	4,100	4,105
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	122,408	122,411
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	2,522	2,526
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	9,852	9,864
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	27,059	27,121
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	50,041	50,141
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	50,295	50,303
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	80,000	79,974
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	65,000	65,028
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	2,925	2,935
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	37,190	37,172
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	30,000	29,952
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	12,210	12,228
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	25,698	25,763
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	46,400	46,503
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	7,532	7,539
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	17,083	17,109
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	24,874	24,899
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	100,000	100,056
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	100,000	100,192
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	100,000	99,828
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	35,000	35,028
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	259	259
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	18,803	18,881
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	140,000	140,392
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	70,000	69,997
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	136,000	135,843
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	91,874	93,213
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	172,488	173,487
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	42,492	42,627
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	75,000	75,025
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	80,000	80,046
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	105,000	105,013
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	2,485	2,485
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	80,000	79,963
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	130,797	130,848
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	55,000	55,010
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	110,000	109,872
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	180,000	182,564
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	32,971	33,057
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	34,301	34,379
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	160,000	160,102
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,369
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	6,984	6,991
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	15,549	15,571
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	130,000	129,929
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	56,926	56,890
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4823% 6/15/2028 (b)(c)(d)	126,000	126,644
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	140,000	140,276
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9323% 3/15/2029 (b)(c)(d)	100,000	99,791
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	125,000	124,977
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	100,000	100,097
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	180,000	180,906
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	117,000	116,730
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	71,181	71,347
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	160,000	160,100
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	31,106	31,162
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	112,346	112,735
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	58,830	58,959
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	110,000	110,151
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	17,661	17,694
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	60,183	60,170
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	27,531	27,569
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	100,000	100,146
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	55,000	55,069
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	60,000	59,945
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	46,841	46,954
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	140,000	139,539
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	90,000	90,160
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	43,397	43,378
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	1,068	1,069
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	8,969	8,975
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	1,848	1,849
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	74,471	74,413
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	100,000	100,091
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,303
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	9,558	9,567
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,016
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	110,000	110,002
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	17,060	17,085
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	22,852	22,856
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	90,000	89,912
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	83,702	83,693
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	95,992	96,576
SFS Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	1,878	1,879
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	22,830	22,889
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	25,267	25,259
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	30,282	30,280
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	10,064	10,079
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	575	575
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	97,492
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	658	658
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	3,472	3,477
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	170,000	170,055
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	70,000	70,083
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	90,000	90,123
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	81,177	81,542
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	120,000	121,652
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	138,989	139,061
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	89,479	90,651
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	84,814	85,554
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,271
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	100,000	100,018
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	140,000	139,837
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	1,891	1,894
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	122	122
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	140,000	140,475
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	23,144	23,188
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	85,000	84,979
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	27,726	27,741
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	34,337	34,419
TOTAL UNITED STATES		7,911,156
TOTAL ASSET-BACKED SECURITIES (Cost $7,910,327)		7,911,156

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $71,238)	71,000	71,302

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	105,000	105,440
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	79,000	78,407
TOTAL UNITED STATES		183,847
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $183,549)		183,847

Non-Convertible Corporate Bonds - 47.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(c)(d)	105,000	105,136
CANADA - 4.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.625% 12/15/2025	120,000	119,230
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	120,000	119,605
Enbridge Inc 5.9% 11/15/2026	91,000	92,532
		212,137
Financials - 3.7%
Banks - 3.7%
Bank of Montreal 0.949% 1/22/2027 (c)	140,000	136,635
Bank of Montreal 3.7% 6/7/2025	50,000	49,987
Bank of Montreal 4.567% 9/10/2027 (c)	151,000	150,877
Bank of Nova Scotia/The 1.3% 6/11/2025	33,000	32,972
Bank of Nova Scotia/The 2.7% 8/3/2026	120,000	117,670
Bank of Nova Scotia/The 2.951% 3/11/2027	100,000	97,536
Bank of Nova Scotia/The 5.35% 12/7/2026	146,000	147,803
Bank of Nova Scotia/The 5.45% 6/12/2025	30,000	30,005
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	150,000	149,766
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	146,000	147,845
Royal Bank of Canada 4.51% 10/18/2027 (c)	140,000	140,049
Royal Bank of Canada 5.069% 7/23/2027 (c)	100,000	100,661
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (c)(d)	100,000	100,055
Toronto Dominion Bank 1.25% 9/10/2026	140,000	134,386
Toronto Dominion Bank 3.766% 6/6/2025	42,000	41,996
Toronto Dominion Bank 5.532% 7/17/2026	130,000	131,437
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9613% 12/17/2026 (c)(d)	145,000	145,110
		1,854,790
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 5.95% 11/7/2025	70,000	70,311
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	80,000	78,937
TOTAL CANADA		2,335,405
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	193,049
IRELAND - 1.8%
Financials - 1.3%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	192,749
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	171,000	167,536
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,521
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	150,000	150,065
		467,122
TOTAL FINANCIALS		659,871

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	115,000	114,159
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	140,000	139,057
		253,216
TOTAL IRELAND		913,087
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	201,385
NETHERLANDS - 1.5%
Financials - 0.9%
Banks - 0.9%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	249,849
ING Groep NV 1.726% 4/1/2027 (c)	200,000	195,209
		445,058
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	160,000	158,700
NXP BV / NXP Funding LLC 5.35% 3/1/2026	131,000	131,674
		290,374
TOTAL NETHERLANDS		735,432
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	200,000	197,851
SWEDEN - 0.4%
Financials - 0.4%
Banks - 0.4%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	204,026
UNITED KINGDOM - 2.8%
Financials - 2.8%
Banks - 2.8%
Barclays PLC 5.829% 5/9/2027 (c)	200,000	201,825
Barclays PLC 7.325% 11/2/2026 (c)	200,000	202,043
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	202,482
HSBC Holdings PLC 7.336% 11/3/2026 (c)	200,000	202,007
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	202,790
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	201,619
NatWest Group PLC 7.472% 11/10/2026 (c)	200,000	202,297

TOTAL UNITED KINGDOM		1,415,063
UNITED STATES - 34.9%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.7% 3/25/2026	150,000	146,489
AT&T Inc 3.875% 1/15/2026	108,000	107,377
		253,866
Media - 0.1%
Discovery Communications LLC 4.9% 3/11/2026	50,000	49,924
Wireless Telecommunication Services - 0.7%
Sprint LLC 7.625% 3/1/2026	125,000	126,374
T-Mobile USA Inc 2.25% 2/15/2026	120,000	117,939
T-Mobile USA Inc 2.625% 4/15/2026	130,000	127,985
		372,298
TOTAL COMMUNICATION SERVICES		676,088

Consumer Discretionary - 2.6%
Automobiles - 1.8%
American Honda Finance Corp 4.95% 1/9/2026	28,000	28,047
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.7917% 6/13/2025 (c)(d)	80,000	80,007
General Motors Financial Co Inc 2.75% 6/20/2025	100,000	99,902
General Motors Financial Co Inc 4.3% 7/13/2025	120,000	119,894
General Motors Financial Co Inc 5.25% 3/1/2026	150,000	150,171
General Motors Financial Co Inc 6.05% 10/10/2025	70,000	70,256
Hyundai Capital America 1.8% 10/15/2025 (b)	50,000	49,423
Hyundai Capital America 5.65% 6/26/2026 (b)	80,000	80,713
Hyundai Capital America 5.8% 6/26/2025 (b)	55,000	55,025
Hyundai Capital America 6% 7/11/2025 (b)	90,000	90,102
Hyundai Capital America 6.25% 11/3/2025 (b)	90,000	90,456
		913,996
Leisure Products - 0.4%
Mattel Inc 3.375% 4/1/2026 (b)	70,000	68,921
Mattel Inc 5.875% 12/15/2027 (b)	130,000	130,455
		199,376
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6738% 12/24/2025 (c)(d)	58,000	58,058
Lowe's Cos Inc 3.375% 9/15/2025	30,000	29,897
Ross Stores Inc 0.875% 4/15/2026	120,000	116,302
		204,257
TOTAL CONSUMER DISCRETIONARY		1,317,629

Consumer Staples - 2.1%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (c)(d)	156,000	156,232
Consumer Staples Distribution & Retail - 1.1%
7-Eleven Inc 0.95% 2/10/2026 (b)	70,000	68,125
Mars Inc 4.45% 3/1/2027 (b)	49,000	49,046
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	191,508
Sysco Corp 3.75% 10/1/2025	130,000	129,582
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7471% 4/28/2027 (c)(d)	127,000	127,323
		565,584
Food Products - 0.7%
Bunge Ltd Fin Corp 3.25% 8/15/2026	108,000	106,343
Conagra Brands Inc 4.6% 11/1/2025	100,000	99,893
Kraft Heinz Foods Co 3% 6/1/2026	139,000	136,852
		343,088
TOTAL CONSUMER STAPLES		1,064,904

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
DCP Midstream Operating LP 5.375% 7/15/2025	110,000	110,028
EQT Corp 3.125% 5/15/2026 (b)	83,000	81,502
MPLX LP 1.75% 3/1/2026	50,000	48,875
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	141,000	142,738
Western Gas Partners LP 4.65% 7/1/2026	148,000	147,587
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,498
		631,228
Financials - 17.8%
Banks - 8.4%
Bank of America Corp 1.197% 10/24/2026 (c)	74,000	72,957
Bank of America Corp 1.319% 6/19/2026 (c)	129,000	128,750
Bank of America Corp 1.658% 3/11/2027 (c)	140,000	136,767
Bank of America Corp 1.734% 7/22/2027 (c)	160,000	154,769
Bank of America Corp 3.559% 4/23/2027 (c)	130,000	128,668
Bank of America Corp 4.827% 7/22/2026 (c)	110,000	109,987
Bank of America Corp 5.08% 1/20/2027 (c)	125,000	125,262
Citibank NA U.S. SOFR Index + 0.781%, 5.1013% 5/29/2027 (c)(d)	250,000	250,116
Citigroup Inc 1.122% 1/28/2027 (c)	130,000	126,910
Citigroup Inc 1.462% 6/9/2027 (c)	140,000	135,339
Citigroup Inc 3.2% 10/21/2026	115,000	112,926
Citigroup Inc 5.61% 9/29/2026 (c)	80,000	80,184
Citizens Financial Group Inc 2.85% 7/27/2026	110,000	107,804
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	140,000	137,541
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	120,000	116,859
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	138,000	137,422
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	142,000	144,948
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	132,000	132,075
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	100,000	100,588
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (c)	159,000	159,032
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	120,000	123,378
Truist Financial Corp 1.2% 8/5/2025	60,000	59,640
Truist Financial Corp 1.267% 3/2/2027 (c)	94,000	91,468
Truist Financial Corp 4.26% 7/28/2026 (c)	100,000	99,886
Truist Financial Corp 5.9% 10/28/2026 (c)	116,000	116,499
Truist Financial Corp 6.047% 6/8/2027 (c)	130,000	131,679
US Bancorp 5.727% 10/21/2026 (c)	147,000	147,553
US Bancorp 6.787% 10/26/2027 (c)	163,000	167,834
Wells Fargo & Co 3% 10/23/2026	148,000	145,009
Wells Fargo & Co 3% 4/22/2026	89,000	87,790
Wells Fargo & Co 3.196% 6/17/2027 (c)	130,000	128,131
Wells Fargo & Co 4.54% 8/15/2026 (c)	157,000	156,937
Wells Fargo & Co 4.9% 1/24/2028 (c)	130,000	130,480
		4,185,188
Capital Markets - 5.4%
Athene Global Funding 2.95% 11/12/2026 (b)	140,000	136,484
Athene Global Funding 4.95% 1/7/2027 (b)	108,000	108,279
Athene Global Funding 5.62% 5/8/2026 (b)	100,000	100,869
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	130,000	129,906
Bank of New York Mellon/The U.S. SOFR Averages Index + 0.71%, 5.0293% 4/20/2027 (c)(d)	250,000	250,683
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	134,000	131,459
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	165,721
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	110,000	105,950
Goldman Sachs Group Inc/The 3.5% 11/16/2026	140,000	137,946
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (c)	96,000	96,177
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (c)(d)	140,000	140,857
LPL Holdings Inc 4.625% 11/15/2027 (b)	140,000	138,891
Morgan Stanley 0.985% 12/10/2026 (c)	172,000	168,561
Morgan Stanley 1.512% 7/20/2027 (c)	170,000	164,027
Morgan Stanley 1.593% 5/4/2027 (c)	80,000	77,737
Morgan Stanley 4.679% 7/17/2026 (c)	140,000	139,981
Morgan Stanley 5.05% 1/28/2027 (c)	110,000	110,234
Morgan Stanley 6.138% 10/16/2026 (c)	130,000	130,651
Nasdaq Inc 5.65% 6/28/2025	63,000	63,007
State Street Corp 5.751% 11/4/2026 (c)	120,000	120,556
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (c)(d)	62,000	62,318
		2,680,294
Consumer Finance - 1.6%
American Express Co 5.389% 7/28/2027 (c)	140,000	141,249
American Express Co 5.645% 4/23/2027 (c)	100,000	100,900
American Express Co 6.338% 10/30/2026 (c)	155,000	156,061
Capital One Financial Corp 4.985% 7/24/2026 (c)	170,000	169,999
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (c)(d)	90,000	90,018
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.9985% 5/14/2027 (c)(d)	150,000	150,281
		808,508
Financial Services - 0.8%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	108,000	103,879
Corebridge Global Funding 0.9% 9/22/2025 (b)	100,000	98,851
Corebridge Global Funding 5.75% 7/2/2026 (b)	80,000	81,012
PayPal Holdings Inc 1.65% 6/1/2025	30,000	30,000
Western Union Co/The 1.35% 3/15/2026	114,000	110,843
		424,585
Insurance - 1.6%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	117,461
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	140,000	135,203
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	121,000	120,631
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	101,000	101,407
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	88,799
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	150,570
Reinsurance Group of America Inc 3.95% 9/15/2026	100,000	99,148
		813,219
TOTAL FINANCIALS		8,911,794

Health Care - 1.5%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp 1.9% 6/1/2025	41,000	40,991
Health Care Providers & Services - 1.4%
Cigna Group/The 1.25% 3/15/2026	120,000	116,889
CVS Health Corp 2.875% 6/1/2026	90,000	88,384
CVS Health Corp 3% 8/15/2026	91,000	89,248
CVS Health Corp 3.875% 7/20/2025	90,000	89,881
CVS Health Corp 5% 2/20/2026	100,000	100,137
HCA Inc 5.25% 6/15/2026	60,000	60,063
HCA Inc 5.375% 9/1/2026	70,000	70,295
HCA Inc 5.875% 2/15/2026	100,000	100,208
		715,105
TOTAL HEALTH CARE		756,096

Industrials - 1.4%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc 3.85% 12/15/2026	100,000	99,051
Commercial Services & Supplies - 0.1%
Republic Services Inc 0.875% 11/15/2025	40,000	39,331
Ground Transportation - 0.3%
CSX Corp 2.6% 11/1/2026	140,000	136,524
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	118,000	117,136
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0118% 10/16/2026 (c)(d)	150,000	150,606
Trading Companies & Distributors - 0.3%
Air Lease Corp 2.875% 1/15/2026	50,000	49,405
Air Lease Corp 3.375% 7/1/2025	100,000	99,872
		149,277
TOTAL INDUSTRIALS		691,925

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 6.02% 6/15/2026	158,000	159,463
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 3.459% 9/15/2026	140,000	138,253
Marvell Technology Inc 1.65% 4/15/2026	130,000	126,655
		264,908
Software - 1.2%
Oracle Corp 1.65% 3/25/2026	141,000	137,562
Oracle Corp 5.8% 11/10/2025	100,000	100,525
Roper Technologies Inc 1% 9/15/2025	70,000	69,268
Roper Technologies Inc 3.85% 12/15/2025	147,000	146,420
VMware LLC 1.4% 8/15/2026	150,000	144,426
		598,201
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	45,000	44,934
TOTAL INFORMATION TECHNOLOGY		1,067,506

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	90,000	86,232
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	37,000	36,541
		122,773
Real Estate - 1.3%
Office REITs - 0.2%
COPT Defense Properties LP 2.25% 3/15/2026	110,000	107,694
Specialized REITs - 1.1%
American Tower Corp 1.3% 9/15/2025	70,000	69,260
American Tower Corp 1.6% 4/15/2026	120,000	116,808
American Tower Corp 3.375% 10/15/2026	140,000	137,892
American Tower Corp 4% 6/1/2025	48,000	47,990
Crown Castle Inc 1.05% 7/15/2026	90,000	86,324
Crown Castle Inc 1.35% 7/15/2025	102,000	101,552
		559,826
TOTAL REAL ESTATE		667,520

Utilities - 3.3%
Electric Utilities - 1.4%
DTE Electric Co 4.25% 5/14/2027	25,000	24,862
Duke Energy Corp 2.65% 9/1/2026	91,000	89,033
Eversource Energy 4.75% 5/15/2026	80,000	80,090
Exelon Corp 3.95% 6/15/2025	70,000	69,972
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	92,000	91,707
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	64,000	64,122
Pacific Gas and Electric Co 3.45% 7/1/2025	100,000	99,823
Pacific Gas and Electric Co 3.5% 6/15/2025	50,000	49,960
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (c)(d)	120,000	119,989
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	24,000	24,063
		713,621
Gas Utilities - 0.2%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	104,000	103,861
Multi-Utilities - 1.7%
Dominion Energy Inc 1.45% 4/15/2026	120,000	116,765
Dominion Energy Inc 2.85% 8/15/2026	100,000	97,917
Dominion Energy Inc 3.9% 10/1/2025	110,000	109,757
DTE Energy Co 2.85% 10/1/2026	140,000	136,903
NiSource Inc 0.95% 8/15/2025	115,000	114,108
WEC Energy Group Inc 4.75% 1/9/2026	100,000	100,069
WEC Energy Group Inc 5% 9/27/2025	70,000	70,019
WEC Energy Group Inc 5.6% 9/12/2026	80,000	80,823
		826,361
TOTAL UTILITIES		1,643,843

TOTAL UNITED STATES		17,551,306
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $23,802,533)		23,851,740

U.S. Treasury Obligations - 32.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.32	2,357,700	2,308,874
US Treasury Bills 0% 3/19/2026	4.06	1,000,000	967,641
US Treasury Bills 0% 6/12/2025	4.23 to 4.25	2,780,000	2,776,718
US Treasury Bills 0% 8/26/2025	4.31	5,000,000	4,950,075
US Treasury Bills 0% 8/7/2025	4.27	2,825,000	2,803,092
US Treasury Bills 0% 9/4/2025	4.16	751,400	743,117
US Treasury Notes 3.5% 9/30/2026	3.96 to 4.36	1,737,200	1,724,985
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,270,938)			16,274,502

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,991,033)	4.32	1,990,635	1,991,033

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $50,229,618)	50,283,580
NET OTHER ASSETS (LIABILITIES) - 0.1%	36,972
NET ASSETS - 100.0%	50,320,552

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,235,274 or 16.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	793,162	19,020,676	17,822,805	37,305	-	-	1,991,033	1,990,635	0.0%
Total	793,162	19,020,676	17,822,805	37,305	-	-	1,991,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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